Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Depreciation and Amortization Computed Using Straight Line Method Over Estimated Useful Lives of Assets

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Liquefaction plants and systems	10 –20 years
Real property and buildings	10 –15 years
Vehicles and tanker trailers and equipment	5 – 15 years
Computer and office equipment	3 – 10 years
Leasehold improvements	3 – 5 years